Regulatory Capital Information	12 Months Ended
Dec. 31, 2022
Regulatory Capital Information [Abstract]
Disclosure of regulatory capital Intro [text block]	41 – Regulatory capital information
Disclosure of regulatory capital [text block]	General definitions The calculation of Deutsche Bank’s own funds incorporates the capital requirements following the “Regulation (EU) No 575/2013 on prudential requirements for credit institutions” CRR and the “Directive 2013/36/EU on access to the activity of credit institutions and the prudential supervision of credit institutions” CRD, which have been further amended with subsequent Regulations and Directives. The CRD has been implemented into German law. The information in this section as well as in the section “Development of risk-weighted assets” is based on the regulatory principles of consolidation. This section refers to the capital adequacy of the group of entities consolidated for banking regulatory purposes pursuant to the CRR and the German Banking Act (“Kreditwesengesetz” or “KWG”). Therein not included are insurance companies or companies outside the finance sector. The total own funds pursuant to the effective regulations as of year end 2022 comprises Tier 1 and Tier 2 capital. Tier 1 capital is subdivided into Common Equity Tier 1 capital and Additional Tier 1 capital. CET 1 capital consists primarily of common share capital (reduced by own holdings) including related share premium accounts, retained earnings (including losses for the financial year, if any) and accumulated other comprehensive income, subject to regulatory adjustments (i.e., prudential filters and deductions), as well as minority interests qualifying for inclusion in consolidated CET 1 capital. Prudential filters for CET 1 capital, according to Articles 32 to 35 CRR, include (i) securitization gains on sale, (ii) cash flow hedges and changes in the value of own liabilities, and (iii) additional value adjustments. CET 1 capital deductions for instance includes (i) intangible assets (exceeding their prudential value), (ii) deferred tax assets that rely on future profitability, (iii) negative amounts resulting from the calculation of expected loss amounts, (iv) net defined benefit pension fund assets, (v) reciprocal cross holdings in the capital of financial sector entities and, (vi) significant and non-significant investments in the capital (CET 1, AT1, Tier 2) of financial sector entities above certain thresholds. All items not deducted (i.e., amounts below the threshold) are subject to risk-weighting. Additional Tier 1 capital consists of AT1 capital instruments and related share premium accounts as well as noncontrolling interests qualifying for inclusion in consolidated AT1 capital. To qualify as AT1 capital under CRR/CRD, instruments must have principal loss absorption through a conversion to common shares or a write-down mechanism allocating losses at a trigger point and must also meet further requirements (perpetual with no incentive to redeem; institution must have full dividend/coupon discretion at all times, etc.). Tier 2 capital comprises eligible capital instruments, the related share premium accounts and subordinated long-term debt, certain loan loss provisions and noncontrolling interests that qualify for inclusion in consolidated Tier 2 capital. To qualify as Tier 2 capital, capital instruments or subordinated debt must have an original maturity of at least five years. Moreover, eligible capital instruments may inter alia not contain an incentive to redeem, a right of investors to accelerate repayment, or a credit sensitive dividend feature. In the comparison period of this report Deutsche Bank presents certain figures based on the CRR definition of own fund instruments applicable for Additional Tier 1 and Tier 2 instruments. Starting with the first quarter of 2022, CET 1, Tier 1 Capital and Total Capital is presented as reported. The fully loaded definition has been discontinued in the first quarter 2022 due to immaterial differences. Capital instruments The Management Board received approval from the 2021 Annual General Meeting to buy back up to 206.7 million shares before the end of April 2026. Thereof 103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. During the period from the 2021 Annual General Meeting until the 2022 Annual General Meeting (May 19, 2022), 59.8 million shares were purchased. A total amount of 33.3 million shares was purchased for equity compensation purposes in the same period or upcoming periods. The remaining amount of 26.5 million shares was bought back for cancellation with the purpose of distributing capital to shareholders. In addition, 48.8 million call options were purchased for equity compensation purposes in upcoming periods. The number of shares held in Treasury from buybacks amounted to 34.8 million as of the 2022 Annual General Meeting, thereof 26.5 million shares for cancellation and 8.3 million shares for equity compensation purposes. The 2022 Annual General Meeting granted the Management Board the approval to buy back up to 206.7 million shares before the end of April 2027. Thereof 103.3 million shares can be purchased by using derivatives, this includes 41.3 million derivatives with a maturity exceeding 18 months. These authorizations substitute the authorizations of the previous year. During the period from the 2022 Annual General Meeting until December 31, 2022, no shares or call options were purchased. The number of shares held in Treasury from buybacks amounted to 28.9 million as of December 31, 2022. Thereof 26.5 million relate to shares bought back for cancellation. The remaining amount of 2.4million relates to shares to be used for equity compensation purposes in upcoming periods. Since the 2017 Annual General Meeting, renewed at the 2021 Annual General Meeting, and as of December 31, 2022, authorized capital available to the Management Board is € 2,560 million (1,000 million shares). On 30 April 2022, the conditional capital against cash of € 512 million (200 million shares) and for equity compensation of € 51.2 million (20 million shares) expired unused. Further, the 2022 Annual General Meeting authorized the issuance of participatory notes and other hybrid debt securities that fulfill the regulatory requirements to qualify as Additional Tier 1 capital with an equivalent value of € 9.0 billion on or before April 30, 2027. Transitional agreements for AT1 and Tier 2 instruments were applicable until January 1, 2022. Capital instruments issued on or prior to December 31, 2011, that no longer qualify as AT1 or Tier 2 capital under the fully loaded CRR/CRD as currently applicable were subject to grandfathering rules during the transitional period and were phased out from 2013 to 2022 with their recognition capped at 20% in 2020 and 10% in 2021 (in relation to the portfolio eligible for grandfathering which was outstanding on December 31, 2012). The grandfathering no longer applies as of January 1, 2022. The current CRR as applicable since June 27, 2019, provides further grandfathering rules for AT1 and Tier 2 instruments issued prior to June 27, 2019. AT1 and Tier 2 instruments issued through special purpose entities were grandfathered until December 31, 2021. In 2022, transitional arrangements only exist for AT1 and Tier 2 instruments which continue to qualify until June 26, 2025, even if they do not meet certain new requirements that apply since June 27, 2019. Deutsche Bank had an immaterial amount of instruments that qualified during 2022, which resulted in there being no material difference between the “fully loaded” and “transitional” amounts. Based on the current CRR, the Group has eligible AT1 instruments of € 8.6 billion outstanding as of December 2022. In 2022, the bank issued AT1 notes amounting to€ 2.0 billion and redeemed AT1 instruments with a notional of € 1.75 billion. As of December 31, 2022, Tier 2 capital instruments amounted to € 9.5 billion (nominal value of € 11.7 billion). In 2022, the bank issued Tier 2 capital instruments with a nominal value of € 1.5 billion and U.S. $ 1.25 billion (equivalent amount of € 1.2 billion) and a notional of € 15 million Tier 2 capital instruments matured. Minimum capital requirements and additional capital buffers Failure to meet minimum capital requirements can result in supervisory measures such as restrictions of profit distributions or limitations on certain businesses such as lending. Deutsche Bank complied with the minimum regulatory capital adequacy requirements in 2022. Details on regulatory capital Own Funds Template (incl. RWA and capital ratios) Dec 31, 2022 ³ Dec 31, 2021 in € m. CRR/CRD CRR/CRD fully loaded CRR/CRD Common Equity Tier 1 (CET 1) capital: instruments and reserves Capital instruments, related share premium accounts and other reserves 45,458 45,864 45,864 Retained earnings 12,305 10,506 10,506 Accumulated other comprehensive income (loss), net of tax (1,314) (444) (444) Independently reviewed interim profits net of any foreseeable charge or dividend1 4,183 1,379 1,379 Other 1,002 910 910 Common Equity Tier 1 (CET 1) capital before regulatory adjustments 61,634 58,215 58,215 Common Equity Tier 1 (CET 1) capital: regulatory adjustments Additional value adjustments (negative amount) (2,026) (1,812) (1,812) Other prudential filters (other than additional value adjustments) 600 (14) (14) Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,024) (4,897) (4,897) Deferred tax assets that rely on future profitability excluding those arising fromtemporary differences (net of related tax liabilities where the conditions in Art. 38 (3)CRR are met) (negative amount) (3,244) (1,466) (1,466) Negative amounts resulting from the calculation of expected loss amounts (466) (573) (573) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,149) (991) (991) Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount) (0) 0 0 Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount) 0 0 0 Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount) 0 (151) (151) Other regulatory adjustments2 (2,225) (1,805) (1,805) Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital (13,536) (11,709) (11,709) Common Equity Tier 1 (CET 1) capital 48,097 46,506 46,506 Additional Tier 1 (AT1) capital: instruments Capital instruments and the related share premium accounts 8,578 8,328 8,328 Amount of qualifying items referred to in Art. 484 (4) CRR and the related sharepremium accounts subject to phase out from AT1 0 N/M 600 Additional Tier 1 (AT1) capital before regulatory adjustments 8,578 8,328 8,928 Additional Tier 1 (AT1) capital: regulatory adjustments Direct, indirect and synthetic holdings by an institution of own AT1 instruments(negative amount) (60) (60) (60) Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR Other regulatory adjustments 0 0 0 Total regulatory adjustments to Additional Tier 1 (AT1) capital (60) (60) (60) Additional Tier 1 (AT1) capital 8,518 8,268 8,868 Tier 1 capital (T1 = CET 1 + AT1) 56,616 54,775 55,375 Tier 2 (T2) capital 9,531 7,328 7,358 Total capital (TC = T1 + T2) 66,146 62,102 62,732 Total risk-weighted assets 360,003 351,629 351,629 Capital ratios Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets) 13.4 13.2 13.2 Tier 1 capital ratio (as a percentage of risk-weighted assets) 15.7 15.6 15.7 Total capital ratio (as a percentage of risk-weighted assets) 18.4 17.7 17.8 N/M – Not meaningful 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4) 2 Includes capital deductions of € 1.2 billion (Dec 2021: € 1.1 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 1.0 billion (Dec 2021: € 0.7 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 7.4 million (Dec 2021:€ 17 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 decrease of € 14.7 million (Dec 2021:€ 39 million) from IFRS 9 transitional provision as per Article 473a of the CRR 3 Starting with the first quarter of 2022, information is presented as reported as the fully loaded definition has been eliminated as resulting only in an immaterial difference; comparative information for earlier periods is unchanged and based on Deutsche Bank’s earlier fully loaded definition 4 Numbers may not add up due to rounding Reconciliation of shareholders’ equity to Own Funds CRR/CRD in € m. Dec 31, 2022 Dec 31, 2021 Total shareholders’ equity per accounting balance sheet (IASB IFRS) 61,772 58,096 Difference between equity per IASB IFRS / EU IFRS³ 187 (68) Total shareholders’ equity per accounting balance sheet (EU IFRS) 61,959 58,027 Deconsolidation/Consolidation of entities 29 265 Of which: Additional paid-in capital 0 0 Retained earnings 29 265 Accumulated other comprehensive income (loss), net of tax 0 0 Total shareholders' equity per regulatory balance sheet 61,988 58,292 Minority Interests (amount allowed in consolidated CET 1) 1,002 910 AT1 coupon and shareholder dividend deduction1 (1,342) (987) Capital instruments not eligible under CET 1 as per CRR 28(1) (22) 0 (14) 0 Common Equity Tier 1 (CET 1) capital before regulatory adjustments 61,634 58,215 Additional value adjustments (2,026) (1,812) Other prudential filters (other than additional value adjustments) 600 (14) Goodwill and other intangible assets (net of related tax liabilities) (negative amount) (5,024) (4,897) Deferred tax assets that rely on future profitability (3,244) (1,617) Defined benefit pension fund assets (net of related tax liabilities) (negative amount) (1,149) (991) Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entitieswhere the institution has a significant investment in those entities 0 0 Other regulatory adjustments2 (2,691) (2,378) Common Equity Tier 1 capital⁴ 48,097 46,506 1 Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4) 2 Includes capital deductions of € 1.2 billion (Dec 2021: € 1.1 billion) based on ECB guidance on irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme, € 1.0 billion (Dec 2021: € 0.7 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures, € 7.4 million (Dec 2021: € 17 million) resulting from minimum value commitments as per Article 36 (1)(n) of the CRR and CET 1 decrease of € 14.7 million(Dec 2021:€ 39 million) from IFRS 9 transitional provision as per Article 473a of the CRR 3 Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in the chapter "Basis of preparation/impact of changes in accounting principles". These rules were initially applied in the first quarter 2020. 4 Numbers may not add up due to rounding
Disclosure of regulatory capital-Capital Management [text block]	Capital management Deutsche Bank’s Treasury function manages solvency, capital adequacy, leverage, and bail-in capacity ratios at Group level and locally in each region, as applicable. Treasury implements Deutsche Bank’s capital strategy, which itself is developed by the Group Risk Committee and approved by the Management Board. Treasury, directly or through the Group Asset and Liability Committee, manages, among other things, issuance and repurchase of shares and capital instruments, hedging of capital ratios against foreign exchange swings, setting capacities for key financial resources, the design of shareholders’ equity allocation, and regional capital planning. The bank is fully committed to maintaining Deutsche Bank’s sound capitalization both from an economic and regulatory perspective considering both book equity based on IFRS accounting standards, regulatory and economic capital as well as specific capital requirements from rating agencies. The bank continuously monitors and adjusts Deutsche Bank’s overall capital demand and supply to always achieve an appropriate balance. Treasury manages the issuance and repurchase of capital instruments, namely Common Equity Tier 1, Additional Tier 1 and Tier 2 capital instruments as well as TLAC/MREL eligible debt instruments. Treasury constantly monitors the market for liability management trades. Such trades represent a countercyclical opportunity to create Common Equity Tier 1 capital by buying back Deutsche Bank’s issuances below par. Treasury manages the sensitivity of Deutsche Bank’s CET 1 ratio and capital towards swings in foreign currency exchange rates against the euro. For this purpose, Treasury develops and executes suitable hedging strategies within the constraints of a Management Board approved Risk Appetite. Capital invested into Deutsche Bank’s foreign subsidiaries and branches is either not hedged, partially hedged or fully hedged. Thereby, Treasury aims to balance effects from foreign exchange rate movements on capital, capital deduction items and risk weighted assets in foreign currency. In addition, Treasury also accounts for associated hedge cost and implications on market risk weighted assets. Resource limit setting Usage of key financial resources is influenced through the following governance processes and incentives. Target resource capacities are reviewed in Deutsche Bank’s annual strategic plan in line with Deutsche Bank’s CET 1 and Leverage Ratio ambitions. As a part of Deutsche Bank’s quarterly process, the Group Asset and Liability Committee approves divisional resource limits for total capital demand (defined as the sum of RWA and certain RWA equivalents of Capital Deduction Items) and leverage exposure that are based on the strategic plan but adjusted for market conditions and the short-term outlook. Limits are enforced through a close monitoring process and an excess charging mechanism. Overall regulatory capital requirements are principally driven by either Deutsche Bank’s CET 1 ratio (solvency) or leverage ratio (leverage) requirements, whichever is the more binding constraint. For the internal capital allocation, the combined contribution of each segment to the Group’s Common Equity Tier 1 ratio, the Group’s Leverage ratio and the Group’s Capital Loss under Stress are weighted to reflect their relative importance and level of constraint to the Group. Contributions to the Common Equity Tier 1 ratio and the Leverage ratio are measured through RWA and Leverage Ratio Exposure (LRE). The Group’s Capital Loss under Stress is a measure of the Group’s overall economic risk exposure under a defined stress scenario. Goodwill, other intangible assets, and business-related regulatory capital deduction items included in total capital demand are directly allocated to the respective segments, supporting the calculation of the allocated tangible shareholders equity and the respective rate of return. Most of Deutsche Bank’s subsidiaries and several of Deutsche Bank’s branches are subject to legal and regulatory capital requirements. In developing, implementing, and testing Deutsche Bank’s capital and liquidity position, the bank fully takes such legal and regulatory requirements into account. Any material capital requests of Deutsche Bank’s branches and subsidiaries across the globe are presented to and approved by the Group Investment Committee prior to execution. Further, Treasury is a member of Deutsche Bank’s Pensions Committee and represented in relevant Investment Committees overseeing the management of the assets of the largest Deutsche Bank pension funds in Germany. These investment committees set the investment strategy for these funds in line with the bank’s investment objective to protect the capital base and distribution capacity of the bank.